Schedule I Condensed Financial Information of Parent Company (Details) - Schedule I Condensed Financial Information of Parent Company Statement of Operations - Parent Company [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Revenues from subsidiaries		$ 199	$ 289
Gross profit		199	289
Operating expenses:
General and administrative expenses	$ (2,424)	(3,340)	(2,360)
Total operating expenses	(2,424)	(3,340)	(2,360)
Subsidy income		224
Loss from operations	(2,424)	(2,917)	(2,071)
Other income and expenses:
Interest income	10	38	134
Loss on changes in fair value of Bridge Notes	(9,861)
Gain on change in fair value of warrant liability	2,469
Other expense, net	59
Loss before provision for income taxes	(9,747)	(2,879)	(1,937)
Income tax expense
Loss from investment in subsidiaries	(196,736)	(30,746)	(55,603)
Net loss attributable to Microvast Holdings, Inc.	$ (206,483)	$ (33,625)	$ (57,540)